Fair value measurements - Estimated Fair Value of Financial Instruments Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2016		Mar. 31, 2015
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 3,476		¥ 1,315
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable
Securities purchased under agreements to resell
Securities borrowed
Total Assets	[1]	¥ 3,476		¥ 1,315
Liabilities:
Short-term borrowings		¥ 1	[1]
Deposits received at banks
Securities sold under agreements to repurchase
Securities loaned
Long-term borrowings	[1]	¥ 104		¥ 80
Total Liabilities	[1]	¥ 105		¥ 80
Level 2 [Member]
Assets:
Cash and cash equivalents
Time deposits	[1]	¥ 197		¥ 328
Deposits with stock exchanges and other segregated cash	[1]	226		453
Loans receivable	[1],[2]	1,180		1,141
Securities purchased under agreements to resell	[1]	9,205		8,479
Securities borrowed	[1]	5,872		8,238
Total Assets	[1]	16,680		18,639
Liabilities:
Short-term borrowings	[1]	641		661
Deposits received at banks	[1]	2,223		1,220
Securities sold under agreements to repurchase	[1]	14,192		12,214
Securities loaned	[1]	1,936		2,494
Long-term borrowings	[1]	7,692		7,760
Total Liabilities	[1]	¥ 26,684		¥ 24,349
Level 3 [Member]
Assets:
Cash and cash equivalents
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable	[1],[2]	¥ 425		¥ 319
Securities purchased under agreements to resell				¥ 2	[1]
Securities borrowed
Total Assets	[1]	¥ 425		¥ 321
Liabilities:
Short-term borrowings	[1]	21		1
Deposits received at banks	[1]	¥ 0		0
Securities sold under agreements to repurchase				¥ 3	[1]
Securities loaned
Long-term borrowings	[1]	¥ 332		¥ 525
Total Liabilities	[1]	353		529
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	3,476		1,315
Time deposits	[1]	197		328
Deposits with stock exchanges and other segregated cash	[1]	226		453
Loans receivable	[1],[2]	1,605		1,460
Securities purchased under agreements to resell	[1]	9,205		8,481
Securities borrowed	[1]	5,872		8,238
Total Assets	[1]	20,581		20,275
Liabilities:
Short-term borrowings	[1]	663		662
Deposits received at banks	[1]	2,223		1,220
Securities sold under agreements to repurchase	[1]	14,192		12,217
Securities loaned	[1]	1,937		2,494
Long-term borrowings	[1]	8,130		8,336
Total Liabilities	[1]	27,145		24,929
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	3,476		1,315
Time deposits	[1]	197		328
Deposits with stock exchanges and other segregated cash	[1]	226		453
Loans receivable	[1],[2]	1,605		1,460
Securities purchased under agreements to resell	[1]	9,205		8,481
Securities borrowed	[1]	5,872		8,238
Total Assets	[1]	20,581		20,275
Liabilities:
Short-term borrowings	[1]	663		662
Deposits received at banks	[1]	2,223		1,220
Securities sold under agreements to repurchase	[1]	14,192		12,217
Securities loaned	[1]	1,936		2,494
Long-term borrowings	[1]	8,128		8,365
Total Liabilities	[1]	¥ 27,142		¥ 24,958

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.